Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)	Net Income (Loss) (in thousands) ($)(7)	Non-GAAP Operating Margin (%)(8)
2026	15,268,028	1,572,647	5,306,013	1,623,404	21.75	109.99	172,709	24.6%
2025	19,791,007	13,333,953	4,180,209	2,583,548	38.01	127.47	(43,536)	17.7%
2024	19,822,501	3,403,555	4,363,951	1,675,545	48.59	96.71	(77,367)	13.1%
2023	22,717,297	5,284,214	5,818,780	2,306,198	61.13	79.69	(129,225)	0.9%
2022	13,268,568	(1,510,440)	5,274,403	1,884,137	67.76	97.25	(107,455)	(8.2)%

Company Selected Measure Name	Non-GAAP Operating Margin
Named Executive Officers, Footnote	Represents the amount of total compensation reported for Ms. Tejada (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation Summary Compensation Table for Fiscal Year 2026.”
Peer Group Issuers, Footnote	Total stockholder return (“TSR”) is determined based on an initial fixed investment of $100 on January 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated and includes the reinvestment of dividends. The peer group used for this purpose is the following published industry index: the S&P Software & Services Select Industry Index.
PEO Total Compensation Amount	$ 15,268,028	$ 19,791,007	$ 19,822,501	$ 22,717,297	$ 13,268,568
PEO Actually Paid Compensation Amount	$ 1,572,647	13,333,953	3,403,555	5,284,214	(1,510,440)
Adjustment To PEO Compensation, Footnote	Represents the amount of executive “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Deduct: Reported Value of Equity Awards ($)(a)	Add: Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)

2026	15,268,028	14,219,766	524,385	1,572,647
These deductions are the amounts listed in the “Stock Awards” column in the Summary Compensation Table and represent the grant date fair value of the equity awards for each covered fiscal year.
(b)The equity award adjustments for the covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) addition of the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) addition, for equity awards that are granted and vest in the same covered fiscal year, of the fair value as of the vesting date; (iv) addition, for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) subtraction, for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, of the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the RSU and PSU awards held by our PEO that vested during or were outstanding as of the end of the covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those valuation assumptions disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments in accordance with the SEC methodology for determining compensation actually paid are as follows:

Fiscal Year	Year End Fair Value of Equity Awards ($)(i)	Add: Change in Fair Value from the End of the Prior Year to the End of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Add: Change in Fair Value from the End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in Covered Year ($)	Deduct: Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2026	3,087,038	(2,828,024)	1,442,549	(1,177,178)	—	—	524,385
(i)Year-end fair value includes the PSU awards that were granted in April 2025, with an expected payout of 0%.

Non-PEO NEO Average Total Compensation Amount	$ 5,306,013	4,180,209	4,363,951	5,818,780	5,274,403
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,623,404	2,583,548	1,675,545	2,306,198	1,884,137
Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of executive “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the compensation actually paid:Represents the average of the amount of executive “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the total compensation of such NEOs with respect to the covered fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Deduct: Average Reported Value of Equity Awards ($)(a)	Add: Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)

2026	5,306,013	4,570,615	888,006	1,623,404
(a)These deductions are the amounts listed in the “Stock Awards” column in the Summary Compensation Table and represent the grant date fair value of the equity awards for each covered fiscal year.
(b)The valuation assumptions used to calculate the fair values of the RSU and PSU awards held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of the covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those valuation assumptions disclosed at the time of grant.
The amounts deducted or added in calculating the average equity award adjustments in accordance with the SEC methodology for determining compensation actually paid are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in Covered Year ($)(i)	Add: Average Change in Fair Value from the end of the Prior Year to the end of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add: Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Add: Average Change in Fair Value from the end of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in Covered Year ($)	Deduct: Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Add: Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Average Equity Award Adjustments ($)

2026	1,389,162	(754,339)	649,142	(395,959)	—	—	888,006
(i)Year-end fair value includes the PSU awards that were granted in April 2025, with an expected payout of 0%.

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID AND COMPANY TSR AND PEER GROUP TSR
The graph below compares (i) our TSR and PEO and other NEO compensation actually paid for the five fiscal years beginning with fiscal 2022, and (ii) our cumulative TSR to the cumulative TSR of the selected peer group.

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID AND NET INCOME (LOSS) The graph below compares our net income (loss) and PEO and other NEO compensation actually paid for the five fiscal years beginning with fiscal 2022.
Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID AND NON-GAAP OPERATING MARGIN
The graph below compares our Non-GAAP Operating Margin and PEO and other NEO compensation actually paid for the five fiscal years beginning with fiscal 2022.

Total Shareholder Return Vs Peer Group
COMPENSATION ACTUALLY PAID AND COMPANY TSR AND PEER GROUP TSR
The graph below compares (i) our TSR and PEO and other NEO compensation actually paid for the five fiscal years beginning with fiscal 2022, and (ii) our cumulative TSR to the cumulative TSR of the selected peer group.

Tabular List, Table	■ Non-GAAP Operating Margin ■ Revenue ■ ARR
Total Shareholder Return Amount	$ 21.75	38.01	48.59	61.13	67.76
Peer Group Total Shareholder Return Amount	109.99	127.47	96.71	79.69	97.25
Net Income (Loss)	$ 172,709,000	$ (43,536,000)	$ (77,367,000)	$ (129,225,000)	$ (107,455,000)
Company Selected Measure Amount	0.246	0.177	0.131	0.009	(0.082)
PEO Name	Ms. Tejada
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Non-GAAP Measure Description	“Non-GAAP Operating Margin” is our Company-Selected Measure for fiscal 2026. We define “Non-GAAP Operating Margin” as GAAP operating margin excluding stock-based compensation expense, employer taxes related to employee stock transactions, amortization of acquired intangible assets, acquisition-related expenses, and restructuring costs. We believe that these expenses are not necessarily reflective of operational performance during a period. In particular, we believe the consideration of measures that exclude such expenses can assist in the comparison of operational performance in different periods which may or may not include such expenses. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that Non-GAAP Operating Margin is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEO and other NEOs, for the most recently completed fiscal year, to our performance. Non-GAAP Operating Margin is one component of our short-term incentive compensation program, as further described in “Compensation Discussion and Analysis” above.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ARR
Measure:: 4
Pay vs Performance Disclosure
Name
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,219,766)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,385
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,087,038
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,828,024)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,442,549
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,177,178)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,570,615)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,006
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,389,162
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(754,339)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	649,142
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,959)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0